Consolidated Statements of Profit or Loss - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consolidated Statements of Profit or Loss
Revenues		$ 887,282	$ 671,835	$ 723,605
Costs and expenses:
Cost of revenues		666,501	533,916	554,690
Research and development		122,265	114,859	123,037
General and administrative		23,915	23,672	21,823
Expected credit loss		0	67	290
Sales and marketing		16,675	17,628	20,380
Total costs and expenses		829,356	690,142	720,220
Operating income (loss)		57,926	(18,307)	3,385
Non operating income (loss):
Interest income		967	2,013	2,429
Changes in fair value of financial assets at fair value through profit or loss		472	3,746	2,036
Foreign currency exchange losses, net		(327)	(546)	(369)
Finance costs		(1,705)	(2,325)	(1,232)
Share of losses of associates		(638)	(477)	(1,095)
Other income		177	128	1,866
Total non operating income (loss)		(1,054)	2,539	3,635
Profit (loss) before income taxes		56,872	(15,768)	7,020
Income tax expense		11,712	416	994
Profit (loss) for the year		45,160	(16,184)	6,026
Loss attributable to noncontrolling interests		1,974	2,570	2,543
Profit (loss) attributable to Himax Technologies, Inc. stockholders		$ 47,134	$ (13,614)	$ 8,569
Basic earnings (loss) per ordinary share attributable to Himax Technologies, Inc. stockholders		$ 0.14	$ (0.04)	$ 0.02
Diluted earnings (loss) per ordinary share attributable to Himax Technologies, Inc. stockholders		0.14	(0.04)	0.02
Basic earnings (loss) per ADS attributable to Himax Technologies, Inc. stockholders	[1]	0.27	(0.08)	0.05
Diluted earnings (loss) per ADS attributable to Himax Technologies, Inc. stockholders	[1]	$ 0.27	$ (0.08)	$ 0.05

[1]	As the Company’s ordinary shares have been quoted on the NASDAQ Global Select Market under the symbol “HIMX” in the form of ADSs and two ordinary shares represent one ADS with effect from August 10, 2009. The number of ADS equivalent outstanding is determined by dividing the number of ordinary shares by two. Therefore, the weighted average number of ADS equivalent outstanding used in basic earnings per ADS for 2018, 2019 and 2020 is 172,510 thousand, 172,550 thousand and 172,854 thousand, respectively. Additionally, the weighted average number of ADS equivalent outstanding used in diluted earnings per ADS for 2018, 2019 and 2020 is 172,534 thousand, 172,550 thousand and 173,383 thousand, respectively. The earnings (loss) per ADS is presented solely for the convenience of the reader and does not represent a measure under IFRS.